BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

NOTE – 3 BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE

The Company has disaggregated its revenue from contracts with customers into categories based on the nature of the revenue in the following table:

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Revenue
On-Highway Business	24,511	25,837	26,900
Off-Highway Business	29,330	31,315	32,621
Engineering Services	4,584	5,589	3,172

	58,425	62,741	62,693
Significant segment expenses:
Cost of revenue
On-Highway Business	18,867	20,247	21,349
Off-Highway Business	24,446	26,436	26,731
Engineering Services	3,891	3,756	2,617

	47,204	50,439	50,697

Selling and distribution
On-Highway Business	581	662	593
Off-Highway Business	501	970	830
Engineering Services	85	55	25

	1,167	1,687	1,448

General and administrative
On-Highway Business	4,241	4,367	3,658
Off-Highway Business	3,628	3,568	2,829
Engineering Services	1,418	769	610

	9,287	8,704	7,097

Depreciation and amortization
On-Highway Business	150	158	181
Off-Highway Business	548	416	290
Engineering Services	120	88	125

	818	662	596

Segment operating (loss) income
On-Highway Business	672	403	1,119
Off-Highway Business	207	(75)	1,941
Engineering Services	(930)	921	(205)

	(51)	1,249	2,855

Reconciliation to (loss) income before income taxes:
Interest expenses, net
On-Highway Business	350	377	384
Off-Highway Business	838	865	647
Engineering Services	102	125	85

	1,290	1,367	1,116

Other segment items(1)
On-Highway Business	99	330	126
Off-Highway Business	169	243	285
Engineering Services	20	46	(5)

	288	619	406

(Loss) income before income taxes
On-Highway Business	421	356	861
Off-Highway Business	(462)	(697)	1,579
Engineering Services	(1,012)	842	(295)

	(1,053)	501	2,145

Segment assets
On-Highway Business	14,942	14,847	15,254
Off-Highway Business	19,470	25,380	23,778
Engineering Services	7,006	5,548	5,129

	41,418	45,775	44,161

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have three (3) reporting business segments. Sales are based on the countries in which the customer is located.